American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2021

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.4%
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23(1)	23,602,188	24,663,060
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	183,094,639	193,711,198
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	106,721,220	113,550,178
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	369,683,190	398,233,128
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	170,211,745	183,512,263
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	44,987,600	48,389,407
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	122,303,400	131,843,201
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	404,152,375	437,556,054
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	114,761,790	123,904,870
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	59,684,890	65,556,384
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	206,360,615	224,651,254
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	144,422,435	160,445,433
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	166,495,320	181,194,299
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	29,296,810	32,442,417
TOTAL U.S. TREASURY SECURITIES (Cost $2,243,991,215)		2,319,653,146
CORPORATE BONDS — 4.8%
Banks — 0.5%
Banco Santander SA, 1.85%, 3/25/26	3,600,000	3,640,252
Bank of America Corp., MTN, 4.18%, 11/25/27	3,175,000	3,559,067
BPCE SA, 4.50%, 3/15/25(2)	4,183,000	4,614,254
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,534,231
Wells Fargo & Co., VRN, 2.19%, 4/30/26	141,000	146,444
		14,494,248
Biotechnology — 0.5%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	4,496,233
Gilead Sciences, Inc., 0.75%, 9/29/23	9,890,000	9,895,261
		14,391,494
Capital Markets — 0.3%
FS KKR Capital Corp., 3.40%, 1/15/26	4,486,000	4,641,017
FS KKR Capital Corp., 2.625%, 1/15/27	914,000	904,770
Owl Rock Capital Corp., 3.40%, 7/15/26	1,800,000	1,877,765
		7,423,552
Equity Real Estate Investment Trusts (REITs) — 0.9%
IIP Operating Partnership LP, 5.50%, 5/25/26(2)	5,065,000	5,217,116
Office Properties Income Trust, 2.65%, 6/15/26	7,690,000	7,810,032
SBA Tower Trust, 1.88%, 7/15/50(2)	11,023,000	11,175,955
		24,203,103
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,191,497
Gas Utilities — 0.2%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,740,000	3,775,913
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	4,350,000	4,470,256
Insurance — 0.3%
Brighthouse Financial Global Funding, 1.00%, 4/12/24(2)	2,700,000	2,706,385
Security Benefit Global Funding, 1.25%, 5/17/24(2)	5,620,000	5,631,626
		8,338,011

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	4,185,000	4,743,934
ViacomCBS, Inc., 4.75%, 5/15/25	4,260,000	4,823,409
WPP Finance 2010, 3.75%, 9/19/24	9,000,000	9,795,079
		19,362,422
Oil, Gas and Consumable Fuels — 0.1%
Chevron Corp., 1.14%, 5/11/23	3,125,000	3,172,541
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,950,000	1,963,962
Royalty Pharma plc, 1.20%, 9/2/25(2)	5,380,000	5,335,728
Viatris, Inc., 1.65%, 6/22/25(2)	2,940,000	2,977,326
		10,277,016
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	3,692,000	3,691,520
Semiconductors and Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 0.97%, 2/15/24(2)	6,240,000	6,239,501
Skyworks Solutions, Inc., 0.90%, 6/1/23	1,204,000	1,207,761
		7,447,262
Trading Companies and Distributors — 0.2%
Air Lease Corp., 1.875%, 8/15/26	6,335,000	6,344,844
TOTAL CORPORATE BONDS (Cost $129,627,140)		130,583,679
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Canada — 3.7%
Canadian Government Real Return Bond, 4.25%, 12/1/26 (Cost $98,754,495) CAD	96,885,462	100,896,173
ASSET-BACKED SECURITIES — 2.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	$2,411,734	2,472,698
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	666,740	681,393
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	6,583,259
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,031,294	1,056,563
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,133,121	2,178,259
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	10,268,486	10,193,267
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	4,617,888	4,708,187
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(2)	5,585,543	5,586,263
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	465,180	469,759
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,599,967	7,685,663
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,954,818
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	530,112	536,479
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,128,302	1,175,455
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(2)	303,309	314,237
USQ Rail II LLC, Series 2021-3, Class A SEQ, 2.21%, 6/28/51(2)	6,800,000	6,847,742
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	743,727	745,657
TOTAL ASSET-BACKED SECURITIES (Cost $55,698,850)		56,189,699
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.39%, (3-month LIBOR plus 2.20%), 10/20/31(2)	4,300,000	4,317,005
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,750,000	3,740,091
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.31%, (3-month LIBOR plus 2.20%), 8/14/30(2)(3)	4,625,000	4,625,000
GPMT Ltd., Series 2019-FL2, Class D, VRN, 3.04%, (1-month LIBOR plus 2.95%), 2/22/36(2)	5,000,000	4,912,483
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,397,202
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,193,173
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.09%, (3-month LIBOR plus 1.90%), 4/21/31(2)	3,800,000	3,807,228
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(2)	4,500,000	4,508,333

Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 2.65%, (3-month LIBOR plus 2.50%), 7/20/29(2)(3)	8,500,000	8,500,000
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	7,500,000	7,526,743
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $48,436,559)		48,527,258
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
Angel Oak Mortgage Trust I LLC, Series 2018-2, Class A2 SEQ, VRN, 3.78%, 7/27/48(2)	1,304,010	1,313,327
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	399,907	406,540
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	2,523,132	2,552,564
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.23%, 4/25/65(2)	7,300,000	7,412,476
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	3,449,363	3,449,519
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 2.97%, 6/25/36	265,026	221,951
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	222,728	229,269
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	9,381	9,485
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	76,798	77,515
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	475,576	489,587
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	4,990,152	5,077,621
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)	4,833,376	4,891,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	120,558	117,977
		26,248,873
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.66%, 9/25/45	2,887,770	2,924,675
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	1,425,800	1,441,176
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	714,543	733,996
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	896,154	947,717
		6,047,564
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,014,788)		32,296,437
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class B, VRN, 1.32%, (1-month LIBOR plus 1.25%), 9/15/35(2)	6,327,768	6,287,329
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.42%, (1-month LIBOR plus 2.30%), 9/15/36(2)	5,111,000	5,095,171
BX Commercial Mortgage Trust, Series 2018-IND, Class A, VRN, 0.82%, (1-month LIBOR plus 0.75%), 11/15/35(2)	293,130	293,556
PFP Ltd., Series 2019-5, Class C, VRN, 2.07%, (1-month LIBOR plus 2.00%), 4/14/36(2)	5,000,000	4,997,221
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,725,647)		16,673,277
TEMPORARY CASH INVESTMENTS — 2.0%
BNP Paribas SA, 0.06%, 7/1/21(4)	20,000,000	19,999,958
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,292,844	35,292,844
TOTAL TEMPORARY CASH INVESTMENTS (Cost $55,292,844)		55,292,802
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $2,680,541,538)		2,760,112,471
OTHER ASSETS AND LIABILITIES — (1.6)%		(44,120,170)
TOTAL NET ASSETS — 100.0%		$2,715,992,301

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,281,049	CAD	126,096,644	Bank of America N.A.	9/15/21	$2,560,675

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	769	September 2021	$101,892,500	$(375,675)
U.S. Treasury 5-Year Notes	479	September 2021	59,122,821	93,128
			$161,015,321	$(282,547)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$634	$431,803	$432,437
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	753,027	753,771
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	644	511,006	511,650
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	603,723	603,113
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	585	1,234,286	1,234,871
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	1,536,824	1,537,494
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	1,551,693	1,552,363
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	595,506	596,074
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	1,425,154	1,425,824
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	714,271	714,856
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	1,350,107	1,350,777
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	1,390,621	1,389,881
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(715)	1,021,017	1,020,302
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	917,181	916,489
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	1,676,247	1,675,399
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	2,291,787	2,290,922
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(703)	1,272,350	1,271,647
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(629)	727,960	727,331
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	970,401	970,998
CPURNSA	Receive	2.00%	12/16/25	$15,000,000	592	688,735	689,327
CPURNSA	Receive	2.24%	1/11/26	$20,000,000	622	663,265	663,887
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	656,523	657,145
CPURNSA	Receive	2.36%	2/9/26	$22,500,000	637	590,958	591,595
CPURNSA	Receive	2.36%	2/11/26	$20,000,000	622	517,626	518,248
CPURNSA	Receive	2.30%	2/24/26	$13,000,000	580	366,293	366,873
					$4,910	$24,458,364	$24,463,274

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,841,268.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $205,113,860, which represented 7.6% of total net assets. Of these securities, 0.9% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,319,653,146	—
Corporate Bonds	—	130,583,679	—
Sovereign Governments and Agencies	—	100,896,173	—
Asset-Backed Securities	—	56,189,699	—
Collateralized Loan Obligations	—	48,527,258	—
Collateralized Mortgage Obligations	—	32,296,437	—
Commercial Mortgage-Backed Securities	—	16,673,277	—
Temporary Cash Investments	35,292,844	19,999,958	—
	35,292,844	2,724,819,627	—
Other Financial Instruments
Futures Contracts	93,128	—	—
Swap Agreements	—	24,463,274	—
Forward Foreign Currency Exchange Contracts	—	2,560,675	—
	93,128	27,023,949	—
Liabilities
Other Financial Instruments
Futures Contracts	375,675	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.